SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Ordinary Share (Details) - USD ($)		2 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Basic net income (loss) per ordinary share
Allocation of net income (loss)				$ (8,575,000)	$ (12,870,000)	$ (73,845,000)	$ (54,344,000)
Denominator:
Basic weighted average shares outstanding				5,056,994	5,016,149	5,026,704	5,009,250
Basic net income (loss) per ordinary share				$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)
Diluted net income (loss) per ordinary share
Allocation of net income (loss)				$ (8,575,000)	$ (12,870,000)	$ (73,845,000)	$ (54,344,000)
Denominator:
Diluted weighted average shares outstanding				5,056,994	5,016,149	5,026,704	5,009,250
Diluted net income (loss) per ordinary share				$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)
Cartesian Growth Corporation III
Denominator:
Dilutive securities	$ 0		$ 0	$ 0		$ 0
Cartesian Growth Corporation III | Class A ordinary shares
Denominator:
Number of warrants exercisable				20,600,000		20,600,000
Cartesian Growth Corporation III | Redeemable Class A
Basic net income (loss) per ordinary share
Allocation of net income (loss)				$ 1,344,334		$ 4,565,061
Denominator:
Basic weighted average shares outstanding				27,600,000		18,197,802
Basic net income (loss) per ordinary share				$ 0.05		$ 0.25
Diluted net income (loss) per ordinary share
Allocation of net income (loss)				$ 1,344,334		$ 4,509,295
Denominator:
Diluted weighted average shares outstanding				27,600,000		18,197,802
Diluted net income (loss) per ordinary share				$ 0.05		$ 0.25
Cartesian Growth Corporation III | Non-redeemable Class B
Basic net income (loss) per ordinary share
Allocation of net income (loss)		$ (42,620)		$ 336,083	$ (20,449)	$ 1,654,008
Denominator:
Basic weighted average shares outstanding		6,900,000		6,900,000	6,900,000	6,593,407
Basic net income (loss) per ordinary share		$ (0.01)		$ 0.05	$ 0	$ 0.25
Diluted net income (loss) per ordinary share
Allocation of net income (loss)		$ (42,620)		$ 336,083	$ (20,449)	$ 1,709,774
Denominator:
Diluted weighted average shares outstanding		6,900,000		6,900,000	6,900,000	6,900,000
Diluted net income (loss) per ordinary share		$ (0.01)		$ 0.05	$ 0	$ 0.25